Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000249248
Shareholder Report [Line Items]
Fund Name	Fort Pitt Capital Total Return Fund
Class Name	Fort Pitt Capital Total Return Fund
Trading Symbol	FPCGX
Annual or Semi-Annual Statement [Text Block]

This Semi-Annual Shareholder Report contains important information about Fort Pitt Capital Total Return Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.fortpittcapitalfunds.com/. You can also request this information by contacting us at 1-866-688-8775. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-688-8775
Additional Information Website	https://www.fortpittcapitalfunds.com/
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 63,271,455
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 152,220
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]
Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	9.0%
Alphabet, Inc., Class A	7.3%
Lam Research Corp.	7.0%
Broadcom, Inc.	6.9%
Keysight Technologies, Inc.	6.1%
Parker-Hannifin Corp.	5.8%
Microsoft Corp.	5.7%
Apollo Asset Management, Inc., Class A	4.6%
Arthur J. Gallagher & Co.	3.6%
PNC Financial Services Group, Inc. (The)	3.6%

Holdings [Text Block]
Sector Weighting (% of net assets)
Technology	34.2%
Financials	20.6%
Industrials	19.1%
Health Care	7.6%
Communications	7.3%
Consumer Discretionary	6.3%
Materials	2.4%
Consumer Staples	2.0%
Money Market Funds	0.5%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available upon request at 1-866-688-8775 or on the Fund’s website at https://www.fortpittcapitalfunds.com.

Beginning on January 1, 2026 (the “Closing Date”), following an internal restructuring (the “Transaction”), Focus Partners Wealth, LLC (“Focus Wealth” or the “Advisor”) began serving as the Fund’s investment adviser. Prior to January 1, 2026, Kovitz Investment Group Partners, LLC (“Kovitz”) served as the Fund’s investment adviser. Focus Financial Partners, Inc. is the ultimate parent company of Focus Wealth and Kovitz. Focus Wealth was under common control with Kovitz and the portfolio manager of the Fund did not change. The Fund’s investment objective, policies, risks, principal or non-principal strategies, fundamental or non-fundamental investment restrictions also did not change as a result of the Transaction. As a result of the Transaction, the investment advisory agreement between Exchange Place Advisors Trust (the “Trust”) and Kovitz with respect to the Fund was terminated as of the Closing Date.

At a meeting held on December 9-10, 2025, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund, which operated as an open-end mutual fund, into Kovitz Core Equity ETF (the “Acquiring Fund”), a series of Valued Advisers Trust, which is also advised by Focus Wealth and that operates as an exchange-traded fund (the “Reorganization”). At a special Shareholder Meeting held on April 14, 2026, Fund shareholders of record as of the close of business on December 10, 2025, voted to approve the Plan. Pursuant to the Plan, the Fund transferred substantially all of its assets and all of its liabilities to the Acquiring Fund in exchange for newly issued common shares of the Acquiring Fund. The Reorganization was completed as of close of business on May 15, 2026.